Share - Based Compensation (Details)							12 Months Ended
	Apr. 19, 2022	Oct. 19, 2021 shares	Jul. 29, 2021 CAD ($)	May 10, 2021 shares	Mar. 12, 2021 CAD ($) EquityInstruments	Nov. 18, 2020 CAD ($) EquityInstruments shares	Oct. 31, 2022 CAD ($) item Y EquityInstruments shares	Oct. 31, 2021 CAD ($) EquityInstruments	Jul. 22, 2022 CAD ($)	Jun. 02, 2022 CAD ($) $ / shares Y
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation							$ 8,080,000	$ 4,879,000
Fair value of options										$ 6,768,000
Fair value of warrants									$ 4,732,000	$ 4,732,000
Expected term
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input | Y							2
Fab Nutrition, LLC (FABCBD)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pre-consolidation shares held in escrow | shares				9,679,778
Post-consolidation shares held in escrow | shares				645,319
Percentage of shares release every six months				25.00%
Period for shares to be held in escrow				24 months
Enigmaa Ltd. (Blessed CBD)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Post-consolidation shares held in escrow | shares		529,487
Percentage of shares release every six months		50.00%
Period for shares to be held in escrow		24 months
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares settled for each RSU | shares						1
Consideration settled						$ 0
Share based compensation expense - Equity settled RSU							$ 532,000	128,000
Number of RSU's outstanding							132,143,000
RSU | Pre-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio						0.824
Number of RSU's granted | EquityInstruments						943,579
RSU | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted | item							65,476
Number of RSU's granted (Value)							$ 130,000
RSU | Director | Post-consolidation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted | EquityInstruments					66,667
Number of RSU's granted (Value)					$ 780,000
RSU | Consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSU's granted			35,000,000
Number of RSU's granted (Value)			$ 287,000
RSU | Meta Growth Corp.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value						$ 154,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding stock maximum	20.00%						10.00%
Exercisable period of stock options							10 years
Share-based compensation							$ 2,882,000	$ 3,282,000
Granted (i)							554,122	2,058,885
Maximum number share options can be issued | shares							12,617,734
Stock Options | Share price
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input | $ / shares										8.02
Stock Options | Expected term
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input | Y										2
Stock Options | Dividend Yield
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input							0
Stock Options | Volatility
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input										85
Stock Options | Risk free interest rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input										2.6
Stock Options | Exercise price
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant, measurement input | $ / shares										8.05
Escrow Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation							$ 4,666,000	$ 1,469,000